Share-Based Compensation - Equity Incentive Plan - Narrative (Details) - 2021 Equity Incentive Plan $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares reserved (in shares) | shares	14,092,530
Annual increase to the number of shares that may be issued percent	3.00%
Share-based compensation arrangement by share-based payment award, option, nonvested, weighted average exercise price | $ / shares	$ 5.00
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount | $	$ 11.8
Period for recognition	2 years 10 months 24 days